FFTW FUNDS, INC.
                      GLOBAL AND INTERNATIONAL PORTFOLIOS
                       PROSPECTUS DATED FEBRUARY 15, 2000
                        SUPPLEMENT DATED MARCH 10, 2000


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "PURCHASES" ON PAGE 23 OF THE PROSPECTUS:

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the FFTW or the Distributor, First Fund Distributors, Inc. ("First Fund"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "WIRING INSTRUCTIONS" ON PAGE 23 OF THE PROSPECTUS:

                              WIRING INSTRUCTIONS

To:             Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:     011-0010438
Account Name:   First Fund Distributors, Inc. - Purchase Account
Account Number: 933333333
Reference:      (Indicate Portfolio name)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TO PURCHASE SHARES" ON PAGE 24 OF THE PROSPECTUS:


                              TO PURCHASE SHARES
                              ------------------


----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME          WHEN NET        WHEN & HOW      PROCEDURE FOR SAME DAY          RESULT OF LATE NOTIFICATION OR
                        ASSET VALUE     SHARES MAY BE   PURCHASES                       DELAY IN RECEIPT OF FUNDS
                        IS              PURCHASED
                        DETERMINED
----------------------------------------------------------------------------------------------------------------------------
o U.S. SHORT TERM       All Business    o Any Business  o Purchasers must call          Trade not effective on a given
o LIMITED DURATION      Days              Day             First Fund at (800)           day:
o MORTGAGE-BACKED                                         762-4848 or IBT at            o If the Fund is notified after
o WORLDWIDE                             o Submitted       (617) 330-6000                  4:00 pm ET and the wire is
o WORLDWIDE-HEDGED                        orders must     prior to 4:00 pm ET to          received after 4:00 pm ET.
o INTERNATIONAL                           include a       inform the Fund of the
o INFLATION-INDEXED                       completed       incoming wire transfer.       Trade effective on day when wire
  HEDGED                                  account                                       is received:
                                          application.  o Purchasers must               o If notice is given before 4:00
                                                          indicate which                  pm ET and the wire is received
                                        o Federal funds   Portfolio is to be              after 4:00 pm ET.
                                          must be wired   purchased.
                                          to First                                      Trade effective on next business
                                          Fund's "Fund  o If Federal funds are          day:
                                          Purchase        received by the Fund          o If wire is received after 4:00
                                          Account" at     that day, the order             pm ET and no notice is given.
                                          IBT.            will be effective that
                                                          day.
----------------------------------------------------------------------------------------------------------------------------
o GLOBAL TACTICAL       Last Business   o Last Business o Purchasers must call          Trade not effective on a given
  EXPOSURE              Day of each       Day of each     First Fund at (800)           day:
o EMERGING MARKETS      month or on any   month or any    762-4848 or IBT at            o If the Fund is notified after
                        other Business    other Business  (617) 330-6000 prior to         4:00 pm ET and the wire is
                        Days approved     Days approved   4:00 pm ET to inform            received after 4:00 pm ET.
                        by the            by the          the Fund of the
                        Investment        Investment      incoming wire transfer.       Trade effective on day when wire
                        Adviser.          Adviser.                                      is received:
                                                        o Purchasers must               o If notice is given before
                                        o Submitted       indicate which                  4:00 pm ET and the wire is
                                          orders must     Portfolio is to be              received after 4:00 pm ET.
                                          include a       purchased.
                                          completed                                     Trade effective on next business
                                          account       o If Federal funds are          day:
                                          application.    received by the Fund          o If wire is received after 4:00
                                                          that day, the order             pm ET and no notice is given.
                                        o Federal funds   will be effective that
                                          must be wired   day.
                                          to First Fund's
                                          "Fund Purchase
                                          Account" at IBT.
----------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 27 OF THE PROSPECTUS:

                          DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by First Fund Distributors, Inc. ("First Fund") pursuant to a Distribution Agreement dated as of January 1, 2000 among the Fund, the Administrator and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Administrator bears the expense of First Fund's distribution activities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SHAREHOLDER INQUIRIES" ON PAGE 40 OF THE PROSPECTUS:

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, AZ 85018, (800) 762-4848.






                               FFTW FUNDS, INC.
                                U.S. PORTFOLIOS
                      PROSPECTUS DATED FEBRUARY 15, 2000
                        SUPPLEMENT DATED MARCH 10, 2000


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "PURCHASES" ON PAGE 22 OF THE PROSPECTUS:

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of FFTW or the distributor, First Fund Distributors, Inc., ("First Fund"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Fund. Shares purchased will begin accruing dividends in all Portfolios except Mortgage LIBOR, Mortgage-Backed, and Asset-Backed on the day Federal funds are received.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "WIRING INSTRUCTIONS" ON PAGE 22 OF THE PROSPECTUS:

WIRING INSTRUCTIONS:

To:             Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:     011-0010438
Account Name:   First Fund Distributors, Inc. - Purchase Account
Account Number: 933333333
Reference:      (Indicate Portfolio name)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TO PURCHASE SHARES" ON PAGE 23 OF THE PROSPECTUS:


                              TO PURCHASE SHARES
                              ------------------


----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME          WHEN NET        WHEN & HOW      PROCEDURE FOR SAME DAY          RESULT OF LATE NOTIFICATION OR
                        ASSET VALUE     SHARES MAY BE   PURCHASES                       DELAY IN RECEIPT OF FUNDS
                        IS              PURCHASED
                        DETERMINED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
o MONEY MARKET          All Business    o Any Business  o Purchasers must call          Trade not effective on a given
                        Days              Day             First Fund at (800)           day:
                                                          762-4848 or IBT at            o If the Fund is notified after
                                        o Submitted       (617) 330-6000 prior            12:00 p.m. ET and the wire is
                                          orders must     to 12:00 p.m. ET to             received after 12:00 p.m. ET.
                                          include a       inform the Fund of the
                                          completed       incoming wire transfer.       Trade effective on day when wire
                                          account                                       is received:
                                          application.  o Purchasers must indicate      o If notice is given before
                                                          which Portfolio is to be        12:00 ET and the wire is
                                        o Federal funds   purchased.                      received after 12:00 ET.
                                          must be wired
                                          to First      o If Federal funds are          Trade effective on next business
                                          Fund's          received by the Fund that     day:
                                          "Fund           day, the order will be        o If wire is received after
                                          Purchase        effective that day.             12:00 p.m. ET and no notice
                                          Account" at                                     is given.
                                          IBT.
----------------------------------------------------------------------------------------------------------------------------
o MORTGAGE LIBOR        Last Business   o Last Business o Purchasers must call          Trade not effective on a given
o ASSET-BACKED          Day of each       Day of each     First Fund at (800)           day:
o HIGH YIELD            week or on any    week or on      762-4848 or IBT at            o If the Fund is notified after
o GLOBAL HIGH           other Business    any other       (617) 330-6000 prior to         4:00 p.m. ET and the wire is
  YIELD                 Days approved     Business Days   4:00 p.m. ET to inform          received after 4:00 p.m. ET.
                        by the            approved by     the Fund of the incoming
                        Investment        the Investment  wire transfer.                Trade effective on day when wire
                        Adviser.          Adviser.                                      is received:
                                                                                        o If notice is given before 4:00 p.m.
                                        o Submitted     o Purchasers must indicate        ET and the wire is received after
                                          orders must     which Portfolio is to be        4:00 p.m. ET.
                                          include a       purchased.
                                          completed                                     Trade effective on next business
                                          account       o If Federal funds are          day:
                                          application.    received by the Fund that     o If wire is received after 4:00 p.m.
                                                          day, the order will be          ET and no notice is given.
                                        o Federal funds   effective that day.
                                          must be wired
                                          to First Fund's
                                          "Fund Purchase
                                          Account" at IBT.
-----------------------------------------------------------------------------------------------------------------------------
o ENHANCED EQUITY      All Business    o Any Business  o Purchasers must call          Trade not effective on a given
  MARKET               Days              Day             First Fund at (800)           day:
o U.S. TREASURY                                          762-4848 or IBT at            o If the Fund is notified after
o U.S. CORPORATE                       o Submitted       (617) 330-6000 prior to         4:00 p.m. ET and the wire is
o BROAD MARKET                           orders must     4:00 p.m. ET to inform          received after 4:00 p.m. ET.
o INTERNATIONAL                          include a       the Fund of the incoming
  CORPORATE                              completed       wire transfer.                Trade effective on day when wire
o INFLATION-                             account                                       is received:
  INDEXED                                application.  o Purchasers must indicate      o If notice is given before 4:00 p.m.
                                                         which Portfolio is to be        ET and the wire is received after
                                       o Federal funds   purchased.                      4:00 p.m. ET.
                                         must be wired
                                         to First      o If Federal funds are          Trade effective on next business
                                         Fund's          received by the Fund that     day:
                                         "Fund           day, the order will be        o If wire is received after 4:00 p.m.
                                         Purchase        effective that day.             ET and no notice is given.
                                         Account" at
                                         IBT.
-----------------------------------------------------------------------------------------------------------------------------
o INTERNATIONAL         All Business    o Any Business  o Purchasers must call          Trade not effective on a given
  OPPORTUNITIES         Days              Day             First Fund at (800)           day:
                                                          762-4848 or IBT at            o If the Fund is notified after
                                        o Submitted       (617) 330-6000 prior to         4:00 p.m. ET and the wire is
                                          orders must     4:00 p.m. ET to inform          received after 4:00 p.m. ET.
                                          include a       the Fund of the incoming
                                          completed       wire transfer.                Trade effective on day when wire
                                          account                                        is received:
                                          application.  o Purchasers must indicate      o If notice is given before 4:00 p.m.
                                                          which Portfolio is to be        ET and the wire is received after
                                        o Federal funds   purchased.                      4:00 p.m. ET.
                                          must be wired
                                          to First      o If Federal funds are          Trade effective on next business
                                          Fund's "Fund    received by the Fund that     day:
                                          Purchase        day, the order will be        o If wire is received after 4:00 p.m.
                                          Account" at     effective that day.             ET and no notice is given.
                                          IBT.
-------------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 27 OF THE PROSPECTUS:

                          DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by First Fund Distributors, Inc., pursuant to a Distribution Agreement dated as of January 1, 2000 among the Fund, the Administrator and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Administrator bears the expense of First Fund's distribution activities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SHAREHOLDER INQUIRIES" ON PAGE 41 OF THE PROSPECTUS:

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, AZ 85018, (800) 762-4848.






                               FFTW FUNDS, INC.
                          LIMITED DURATION PORTFOLIO
                        PROSPECTUS DATED APRIL 30, 1999
                        SUPPLEMENT DATED MARCH 10, 2000

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "PURCHASES" ON PAGE 6 OF THE PROSPECTUS:

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or the Distributor, First Fund Distributors, Inc. ("First Fund"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Fund. Shares purchased will begin accruing dividends.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "WIRING INSTRUCTIONS" ON PAGE 7 OF THE PROSPECTUS:

WIRING INSTRUCTIONS:

To:             Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:     011-0010438
Account Name:   First Fund Distributors, Inc.
Account Number: 933333333
Reference:      (Indicate Portfolio name)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TO PURCHASE SHARES" ON PAGE 7 OF THE PROSPECTUS:


                              TO PURCHASE SHARES
                              ------------------


----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME          WHEN NET        WHEN & HOW      PROCEDURE FOR SAME DAY          RESULT OF LATE NOTIFICATION OR
                        ASSET VALUE     SHARES MAY BE   PURCHASES                       DELAY IN RECEIPT OF FUNDS
                        IS              PURCHASED
                        DETERMINED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
LIMITED                 All Business    o Any Business  o Purchasers must call          Trade not effective on a given
DURATION                Days              Day             First Fund at (800)           day:
                                                          762-4848 or IBT at            o If the Fund is notified after
                                        o Submitted       (617) 330-6000 prior            4:00 pm ET and the wire is
                                          orders must     to 12:00 p.m. ET to             received after 4:00 pm ET.
                                          include a       inform the Fund of the
                                          completed       incoming wire transfer.       Trade effective on day when wire
                                          account                                       is received:
                                          application.  o Purchasers must indicate      o If notice is given before
                                                          which Portfolio is to be        4:00 pm ET and the wire is
                                        o Federal funds   purchased.                      received after 4:00 pm ET.
                                          must be wired
                                          to First      o If Federal funds are          Trade effective on next business
                                          Fund's          received by the Fund that     day:
                                          "Fund           day, the order will be        o If wire is received after
                                          Purchase        effective that day.             4:00 pm ET and no notice
                                          Account" at                                     is given.
                                          IBT.
----------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 10 OF THE PROSPECTUS:

                          DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by First Fund Distributors, Inc. ("First Fund"), pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, the Administrator, Investors Bank and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Administrator bears the expense of First Fund's distribution activities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SHAREHOLDER INQUIRIES" ON PAGE 19 OF THE PROSPECTUS:

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting the Distributor, First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, AZ 85018, (800) 762-4848.





                               FFTW FUNDS, INC.
                          WORLDWIDE-HEDGED PORTFOLIO
                       PROSPECTUS DATED FEBRUARY 8, 2000
                        SUPPLEMENT DATED MARCH 10, 2000

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "PURCHASES" ON PAGE 7 OF THE PROSPECTUS:

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or First Fund Distributors, Inc. ("First Fund"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "WIRING INSTRUCTIONS" ON PAGE 7 OF THE PROSPECTUS:

                              WIRING INSTRUCTIONS

To:             Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:     011-0010438
Account Name:   First Fund Distributors, Inc. - Purchase Account
Account Number: 933333333
Reference:      Worldwide-Hedged Portfolio

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TO PURCHASE SHARES" ON PAGE 8 OF THE PROSPECTUS:


                              TO PURCHASE SHARES
                              ------------------


----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME          WHEN NET        WHEN & HOW      PROCEDURE FOR SAME DAY          RESULT OF LATE NOTIFICATION OR
                        ASSET VALUE     SHARES MAY BE   PURCHASES                       DELAY IN RECEIPT OF FUNDS
                        IS              PURCHASED
                        DETERMINED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE-              All Business    o Any Business  o Purchasers must call          Trade not effective on a given
HEDGED                  Days              Day             First Fund at (800)           day:
                                                          762-4848 or IBT at            o If the Fund is notified after
                                        o Submitted       (617) 330-6000 prior            4:00 pm ET and the wire is
                                          orders must     to 4:00 pm ET to                received after 4:00 pm ET.
                                          include a       inform the Fund of the
                                          completed       incoming wire transfer.       Trade effective on day when wire
                                          account                                       is received:
                                          application.  o Purchasers must indicate      o If notice is given before
                                                          which Portfolio is to be        4:00 pm ET and the wire is
                                        o Federal funds   purchased.                      received after 4:00 pm ET.
                                          must be wired
                                          to First      o If Federal funds are          Trade effective on next business
                                          Fund's          received by the Fund that     day:
                                          "Fund           day, the order will be        o If wire is received after
                                          Purchase        effective that day.             4:00 pm ET and no notice
                                          Account" at                                     is given.
                                          IBT.
----------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 10 OF THE PROSPECTUS:

                          DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by First Fund Distributors, Inc. ("First Fund"), pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, the Administrator, Investors Bank and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Administrator bears the expense of First Fund's distribution activities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SHAREHOLDER INQUIRIES" ON PAGE 20 OF THE PROSPECTUS:

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting the Distributor, First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, AZ 85018, (800) 762-4848.





                               FFTW FUNDS, INC.
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2000
                        SUPPLEMENT DATED MARCH 10, 2000



THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND ON THE FIRST PAGE OF THE STATEMENT OF ADDITIONAL INFORMATION:

                                Distributed by:
                  First Fund Distributors, Inc. ("First Fund")
                              4455 Camelback Road
                                  Suite 261E
                               Phoenix, AZ 85018
                                (800) 762-4848

THE FOLLOWING  INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING
"SHAREHOLDER   INFORMATION"   ON  PAGE  37  OF  THE   STATEMENT  OF  ADDITIONAL
INFORMATION:

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, First Fund and the Transfer Agent will be responsible for the validity of written or telephonic requests.